UNIT-BASED COMPENSATION - Equity-settled BPY Awards (Details) - Equity-Settled Share-Based Payment Arrangement	6 Months Ended	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares USD ($) $ / shares
Number of options
Outstanding, beginning of period (in shares) | shares	18,633,094	19,915,189
Granted (in shares) | shares	0	0
Exercised (in shares) | shares	(1,730,200)	0
Expired/forfeited (in shares) | shares	(367,101)	(1,282,095)
Outstanding, end of period (in shares) | shares	16,535,793	18,633,094
Exercisable, end of period (in shares)	16,517,043	18,614,344
Weighted average exercise price
Outstanding, beginning balance (in usd per share)	$ 20.56	$ 20.58
Granted (in usd per share)	0	0
Exercised (in usd per share)	17.43	0
Forfeited (in usd per share)	21.23	20.87
Outstanding, end of period (in usd per share)	20.87	20.56
Exercisable, end of period (in usd per share)	$ 20.87	$ 20.56